Leuthold Core Investment Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 65.03%
Biotechnology - 0.46%
Regeneron Pharmaceuticals, Inc. (a)	3,309	$2,377,649

Chemicals - 0.00%
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	–

Communications Equipment - 0.70%
Cisco Systems, Inc.	69,849	3,613,987

Construction Materials - 2.78%
Cemex SAB de CV - Class B - ADR (a)(b)	374,101	2,648,635
CRH PLC - ADR	63,723	3,551,283
Eagle Materials, Inc.	13,871	2,585,832
Martin Marietta Materials, Inc.	5,844	2,698,116
Summit Materials, Inc. - Class A (a)	73,370	2,777,055
		14,260,921
Distributors - 0.67%
LKQ Corp.	59,358	3,458,791

Diversified Telecommunication Services - 0.58%
Verizon Communications, Inc.	79,496	2,956,456

Electronic Equipment, Instruments & Components - 3.35%
Corning, Inc.	53,866	1,887,465
Flex, Ltd. - ADR (a)	153,640	4,246,609
Jabil, Inc.	46,472	5,015,723
Sanmina Corp. (a)	30,348	1,829,074
TE Connectivity, Ltd. - ADR	30,137	4,224,002
		17,202,873
Entertainment - 0.95%
Netflix, Inc. (a)	11,055	4,869,617

Financial Services - 1.68%
Mastercard, Inc. - Class A	12,111	4,763,256
Visa, Inc. - Class A	16,124	3,829,128
		8,592,384
Ground Transportation - 2.17%
ArcBest Corp.	13,026	1,286,969
JB Hunt Transport Services, Inc.	12,181	2,205,126
Knight-Swift Transportation Holdings, Inc.	33,235	1,846,537
Ryder System, Inc.	14,364	1,217,924
Schneider National, Inc. - Class A	45,909	1,318,506
TFI International, Inc. - ADR (b)	18,448	2,102,334
Werner Enterprises, Inc.	26,545	1,172,758
		11,150,154
Health Care Providers & Services - 5.82%
AmerisourceBergen Corp.	18,659	3,590,551
Cardinal Health, Inc.	37,741	3,569,166
Centene Corp. (a)	30,348	2,046,973
Elevance Health, Inc.	6,830	3,034,501
Humana, Inc.	11,196	5,006,067
McKesson Corp.	7,886	3,369,767
Patterson Cos, Inc.	51,119	1,700,218
UnitedHealth Group, Inc.	15,702	7,547,009
		29,864,252
Hotels, Restaurants & Leisure - 0.57%
Brinker International, Inc. (a)	38,445	1,407,087
Texas Roadhouse, Inc.	13,519	1,517,913
		2,925,000
Household Durables - 5.70%
D.R. Horton, Inc.	49,852	6,066,490
KB Home	36,755	1,900,601
Lennar Corp. - Class A	29,573	3,705,793
MDC Holdings, Inc.	48,303	2,259,131
Meritage Homes Corp.	21,405	3,045,289
PulteGroup, Inc.	76,186	5,918,129
Taylor Morrison Home Corp. (a)	55,485	2,706,003
Toll Brothers, Inc.	46,050	3,641,174
		29,242,610
Insurance - 0.49%
Reinsurance Group of America, Inc.	17,955	2,490,179

Interactive Media & Services - 2.65%
Alphabet, Inc. - Class A (a)	48,796	5,840,881
Meta Platforms, Inc. - Class A (a)	27,038	7,759,366
		13,600,247
IT Services - 3.18%
Akamai Technologies, Inc. (a)	37,319	3,353,859
GoDaddy, Inc. - Class A (a)	41,966	3,152,906
Okta, Inc. - Class A (a)	46,050	3,193,567
VeriSign, Inc. (a)	18,378	4,152,877
Wix.com, Ltd. - ADR (a)(b)	31,052	2,429,508
		16,282,717
Machinery - 2.54%
AGCO Corp.	9,435	1,239,948
Allison Transmission Holdings, Inc.	28,658	1,618,031
Caterpillar, Inc.	9,083	2,234,872
CNH Industrial NV - Class A (b)	75,623	1,088,971
Cummins, Inc.	4,858	1,190,987
Deere & Co.	4,858	1,968,413
PACCAR, Inc.	22,884	1,914,247
Terex Corp.	29,221	1,748,292
		13,003,761
Media - 2.38%
Charter Communications, Inc. - Class A (a)	7,886	2,897,080
Omnicom Group, Inc.	33,798	3,215,880
Perion Network, Ltd. - ADR (a)(b)	49,852	1,528,961
The Interpublic Group of Cos, Inc.	60,907	2,349,792
WPP PLC - ADR (b)	42,459	2,219,756
		12,211,469
Metals & Mining - 1.36%
ArcelorMittal SA - NYRS (b)	82,030	2,242,700
Steel Dynamics, Inc.	24,151	2,630,769
United States Steel Corp.	84,213	2,106,167
		6,979,636
Oil, Gas & Consumable Fuels - 1.85%
Exxon Mobil Corp.	48,655	5,218,249
Shell PLC - ADR (b)	70,976	4,285,531
		9,503,780
Pharmaceuticals - 1.66%
Merck & Co., Inc.	56,260	6,491,841
Pfizer, Inc.	54,710	2,006,763
		8,498,604
Semiconductors & Semiconductor Equipment - 6.14%
Applied Materials, Inc.	57,809	8,355,713
KLA Corp.	11,970	5,805,689
Lam Research Corp.	16,899	10,863,691
MKS Instruments, Inc.	21,969	2,374,849
SolarEdge Technologies, Inc. (a)(b)	15,139	4,073,148
		31,473,090
Software - 7.18%
Adobe, Inc. (a)	6,478	3,167,677
Check Point Software Technologies, Ltd. - ADR (a)(b)	22,814	2,865,895
Dolby Laboratories, Inc. - Class A	27,179	2,274,339
Fortinet, Inc. (a)	47,528	3,592,641
Microsoft Corp.	43,726	14,890,452
Oracle Corp.	52,176	6,213,640
Progress Software Corp.	25,630	1,489,103
Qualys, Inc. (a)	18,166	2,346,502
		36,840,249
Specialty Retail - 5.04%
Academy Sports & Outdoors, Inc.	39,008	2,108,382
AutoNation, Inc. (a)	20,068	3,303,394
Bath & Body Works, Inc.	49,570	1,858,875
Best Buy Co., Inc.	32,390	2,654,361
Dick's Sporting Goods, Inc.	17,462	2,308,302
Penske Automotive Group, Inc.	24,292	4,047,776
Signet Jewelers, Ltd. - ADR	28,728	1,874,789
The Home Depot, Inc.	6,478	2,012,326
The ODP Corp. (a)	30,770	1,440,651
Ulta Beauty, Inc. (a)	5,422	2,551,566
Williams-Sonoma, Inc.	13,660	1,709,412
		25,869,834
Technology Hardware, Storage & Peripherals - 2.35%
Apple, Inc.	62,033	12,032,541

Trading Companies & Distributors - 2.78%
AerCap Holdings NV - ADR (a)(b)	34,361	2,182,611
GMS, Inc. (a)	21,617	1,495,896
MSC Industrial Direct Co., Inc. - Class A	11,548	1,100,293
Triton International, Ltd. - ADR (b)	23,095	1,922,890
United Rentals, Inc.	10,632	4,735,174
WESCO International, Inc.	15,702	2,811,600
		14,248,464

TOTAL COMMON STOCKS (Cost $215,552,961)		$333,549,265

INVESTMENT COMPANIES - 10.72%
Exchange Traded Funds -10.72%
Invesco CurrencyShares Japanese Yen Trust (a)	109,782	$7,085,330
iShares 0-5 Year TIPS Bond ETF	52,362	5,110,531
iShares Gold Trust (a)	143,501	5,222,001
iShares International Treasury Bond ETF	136,637	5,409,459
SPDR Bloomberg International Treasury Bond ETF	533,095	12,021,292
SPDR Bloomberg Short Term High Yield Bond ETF	130,715	3,228,661
SPDR Gold Shares (a)	28,235	5,033,453
VanEck J. P. Morgan EM Local Currency Bond ETF	160,715	4,107,876
Vanguard Mortgage-Backed Securities ETF	168,738	7,760,261

TOTAL INVESTMENT COMPANIES (Cost $53,873,343)		$54,978,864

	Principal Amount	Fair Value
CORPORATE BONDS - 0.94%
Banks - 0.94%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$4,826,321

TOTAL CORPORATE BONDS (Cost $5,173,344)		$4,826,321

FOREIGN GOVERNMENT BONDS - 1.46%
Foreign Government Bonds - 1.46%
French Republic Government Bond OAT
1.250%, 05/25/2036 (b)	EUR 8,480,000	$7,469,917

TOTAL FOREIGN GOVERNMENT BONDS (Cost $7,870,783)		$7,469,917

UNITED STATES TREASURY OBLIGATIONS - 5.88%
United States Treasury Notes - 2.58%
2.625%, 04/15/2025	$5,980,000	$5,734,727
2.875%, 05/15/2032	3,070,000	2,845,026
3.250%, 05/15/2042	5,190,000	4,623,763
		13,203,516
United States Treasury Bills - 3.30%
5.243%, 10/17/2023 (f)(g)	9,000,000	8,861,902
4.880%, 11/2/2023 (f)(g)	8,215,000	8,069,955
		16,931,857

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $31,108,642)		$30,135,373

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 11.86%
Money Market Funds - 11.86%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.985% (c)(h)	60,841,196	$60,841,196

TOTAL SHORT-TERM INVESTMENTS (Cost $60,841,196)		$60,841,196

Total Investments (Cost $374,420,269) - 95.89%		$491,800,936
Other Assets in Excess of Liabilities - 4.11%		21,054,302
TOTAL NET ASSETS - 100.00%		$512,855,238

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.
(d)	Illiquid security. The fair value of this security totals $0 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	Rate represents the annualized effective yield to maturity from the purchase price.
(g)	Zero coupon security.
(h)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
June 30, 2023 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 9.38%
Aerospace & Defense - 0.27%
Kratos Defense & Security Solutions, Inc.	26,831	$384,757
L3Harris Technologies, Inc.	3,181	622,744
Leonardo DRS, Inc.	22,527	390,618
		1,398,119
Air Freight & Logistics - 0.09%
GXO Logistics, Inc.	7,377	463,423

Automobile Components - 0.19%
Dorman Products, Inc.	4,190	330,297
Gentherm, Inc.	5,488	310,127
The Goodyear Tire & Rubber Co.	23,494	321,398
		961,822
Automobiles - 0.16%
Tesla, Inc.	3,058	800,493

Banks - 0.21%
First Financial Bankshares, Inc.	12,251	349,031
Home BancShares Inc/AR	16,580	378,024
Seacoast Banking Corp of Florida	16,009	353,799
		1,080,854
Beverages - 0.14%
Constellation Brands, Inc. - Class 1	2,847	700,732

Broadline Retail - 0.30%
Amazon.com, Inc.	6,055	789,330
Coupang, Inc. - Class A	41,825	727,755
		1,517,085
Building Products - 0.15%
Trex Co., Inc.	6,380	418,273
Zurn Elkay Water Solutions Corp.	12,481	335,614
		753,887
Capital Markets - 0.94%
Blackstone, Inc.	7,816	726,654
Blue Owl Capital, Inc. - Class A	27,763	323,439
Brookfield Corp. - Class A (b)	25,294	851,143
Cohen & Steers, Inc.	5,859	339,763
Intercontinental Exchange, Inc.	7,776	879,310
KKR & Co., Inc.	12,027	673,512
PJT Partners, Inc. - Class A	4,794	333,854
The Charles Schwab Corp.	11,883	673,529
		4,801,204
Chemicals - 0.52%
Albemarle Corp.	3,138	700,057
Avient Corp.	8,037	328,713
Diversey Holdings, Ltd. - ADR	46,380	389,128
Ecolab, Inc.	3,003	560,630
International Flavors & Fragrances, Inc.	4,804	382,350
Stepan Co.	3,457	330,351
		2,691,229
Commercial Services & Supplies - 0.07%
Driven Brands Holdings, Inc.	12,515	338,656

Consumer Staples Distribution - 0.13%
Sysco Corp.	8,782	651,624

Containers & Packaging - 0.23%
Ball Corp.	13,751	800,445
Crown Holdings, Inc.	4,086	354,951
		1,155,396
Diversified Consumer Services - 0.12%
Coursera, Inc.	16,475	214,505
Mister Car Wash, Inc.	40,662	392,388
		606,893
Electrical Equipment - 0.11%
Ballard Power Systems, Inc. - ADR	58,717	256,006
Vicor Corp.	5,963	322,002
		578,008
Electronic Equipment, Instruments & Components - 0.20%
Coherent Corp.	6,043	308,072
Zebra Technologies Corp.	2,482	734,250
		1,042,322
Energy Equipment & Services - 0.06%
Helmerich & Payne, Inc.	9,288	329,260

Entertainment - 0.16%
Take-Two Interactive Software, Inc.	5,604	824,685

Financial Services - 0.06%
Jack Henry & Associates, Inc.	1,954	326,963

Food Products - 0.21%
J & J Snack Foods Corp.	2,463	390,041
McCormick & Co., Inc.	8,015	699,148
		1,089,189
Health Care Equipment & Supplies - 0.37%
Neogen Corp.	14,840	322,770
ResMed, Inc.	3,932	859,142
STERIS PLC - ADR	3,261	733,660
		1,915,572
Health Care Providers & Services - 0.15%
Guardant Health, Inc.	8,635	309,133
R1 RCM, Inc.	24,764	456,896
		766,029
Health Care Technology - 0.12%
Veeva Systems, Inc. - Class A	3,129	618,697

Hotels, Restaurants & Leisure - 0.17%
Caesars Entertainment, Inc.	8,788	447,925
Norwegian Cruise Line Holdings, Ltd.	20,638	449,289
		897,214
Household Durables - 0.14%
Newell Brands, Inc.	39,110	340,257
Sonos, Inc.	22,908	374,088
		714,345
Household Products - 0.07%
WD-40 Co.	1,856	350,134

Insurance - 0.19%
Cincinnati Financial Corp.	6,561	638,517
Palomar Holdings, Inc.	5,356	310,862
		949,379
IT Services - 0.06%
Globant SA - ADR	1,822	327,450

Leisure Products - 0.20%
Hasbro, Inc.	5,715	370,161
Mattel, Inc.	17,951	350,762
Topgolf Callaway Brands Corp.	15,699	311,625
		1,032,548
Life Sciences Tools & Services - 0.13%
Bio-Techne Corp.	3,997	326,275
Illumina, Inc.	1,709	320,420
		646,695
Machinery - 0.14%
Kornit Digital, Ltd.	11,242	330,178
Stanley Black & Decker, Inc.	4,331	405,858
		736,036
Metals & Mining - 0.18%
Alcoa Corp.	7,236	245,517
Compass Minerals International, Inc.	9,506	323,204
Royal Gold, Inc.	3,018	346,406
		915,127
Multi-Utilities - 0.24%
CMS Energy Corp.	10,666	626,628
Dominion Energy, Inc.	11,889	615,731
		1,242,359
Oil, Gas & Consumable Fuels - 0.28%
Cameco Corp. - ADR	15,021	470,608
Cenovus Energy, Inc. - ADR	38,981	661,898
New Fortress Energy, Inc.	10,985	294,178
		1,426,684
Passenger Airlines - 0.30%
Alaska Air Group, Inc.	8,043	427,727
Allegiant Travel Co.	3,426	432,635
Southwest Airlines Co.	19,107	691,864
		1,552,226
Personal Care Products - 0.11%
The Estee Lauder Companies, Inc. - Class A	2,742	538,474

Professional Services - 0.53%
Broadridge Financial Solutions, Inc.	4,451	737,219
Dun & Bradstreet Holdings, Inc.	28,460	329,282
Equifax, Inc.	2,727	641,663
Planet Labs PBC - Class A	75,419	242,849
TransUnion	9,865	772,726
		2,723,739
Real Estate Investment Trusts (REITs) - 0.32%
Rayonier, Inc.	10,310	323,734
Rexford Industrial Realty, Inc.	5,368	280,317
Safehold, Inc.	10,208	242,236
Welltower, Inc.	9,804	793,046
		1,639,333
Real Estate Management & Development - 0.08%
DigitalBridge Group, Inc. - Class A	29,119	428,340

Semiconductors & Semiconductor Equipment - 0.34%
Advanced Micro Devices, Inc.	5,386	613,519
Entegris, Inc.	4,126	457,244
Monolithic Power Systems, Inc.	1,252	676,368
		1,747,131
Software - 0.55%
Atlassian Corp. - Class A	3,920	657,815
Crowdstrike Holdings, Inc. - Class A	5,543	814,100
Datadog, Inc. - Class A	4,172	410,441
Guidewire Software, Inc.	2,850	216,828
Zscaler, Inc.	4,985	729,306
		2,828,490
Specialty Retail - 0.13%
Boot Barn Holdings, Inc.	3,957	335,118
National Vision Holdings, Inc.	12,527	304,281
		639,399
Technology Hardware, Storage & Peripherals - 0.06%
Western Digital Corp.	8,632	327,412

Textiles, Apparel & Luxury Goods - 0.06%
Wolverine World Wide, Inc.	21,389	314,204

Water Utilities - 0.14%
American Water Works Co., Inc.	4,877	696,192

TOTAL COMMON STOCKS (Proceeds $46,917,653)		$48,085,053

INVESTMENT COMPANIES - 2.65%
Exchange Traded Funds - 2.65%
Consumer Staples Select Sector SPDR Fund	33,543	$2,487,884
Financial Select Sector SPDR Fund	60,413	2,036,522
Invesco QQQ Trust Series 1	7,368	2,721,887
iShares Expanded Tech-Software Sector ETF	3,577	1,237,320
Real Estate Select Sector SPDR Fund	53,441	2,014,191
SPDR S&P 500 ETF Trust	2,580	1,143,663
Utilities Select Sector SPDR Fund	29,898	1,956,525

TOTAL INVESTMENT COMPANIES (Proceeds $13,288,777)		$13,597,992

TOTAL SECURITIES SOLD SHORT
(Proceeds $60,206,430) - 12.03%		$61,683,045

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks	$333,549,265	$–	$0	(1)	$333,549,265
Exchange Traded Funds	54,978,864	–	–		54,978,864
Corporate Bonds	–	4,826,321	–		4,826,321
Foreign Government Bonds	–	7,469,917	–		7,469,917
United States Treasury Obligations	–	30,135,373	–		30,135,373
Short-Term Investments	60,841,196	–	–		60,841,196
Total Investments in Securities	$449,369,325	$42,431,611	$0		$491,800,936

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks	$48,085,053	$–	$–		$48,085,053
Exchange Traded Funds	13,597,992	–	–		13,597,992
Total Securities Sold Short	$61,683,045	$–	$–		$61,683,045

(1) Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.